ITEM 1. SCHEDULE OF INVESTMENTS
T. ROWE PRICE SHORT-TERM BOND FUND
Unaudited		August 31, 2006
Portfolio of Investments †	$ Par/Shares	Value
(Amounts in $000s)

CORPORATE BONDS 37.2%
Banking & Finance 13.1%
AIG Sunamerica Global Financing XII, 5.30%, 5/30/07 (1)	3,310	3,307
Allstate Financial Global Funding, 5.25%, 2/1/07 (1)	4,315	4,311
Avalonbay Communities, 6.625%, 9/15/11	8,980	9,400
Bank of America, 5.25%, 2/1/07	6,720	6,715
Bear Stearns, 5.50%, 8/15/11	6,450	6,477
CIT Group, 5.50%, 11/30/07	2,880	2,885
CIT Group, 5.555%, 8/15/08 (Tender 11/15/06) (2)	5,035	5,044
Citigroup, 3.625%, 2/9/09	5,760	5,564
Countrywide Home Loans, 4.125%, 9/15/09	6,720	6,492
Goldman Sachs Group, 5.633%, 7/2/07 (2)	2,880	2,884
HBOS Treasury Services, 3.125%, 1/12/07 (1)	7,680	7,606
Household Finance, 5.75%, 1/30/07	4,155	4,160
ING Security Life Insurance, 2.70%, 2/15/07 (1)	8,640	8,535
International Lease Finance, 3.75%, 8/1/07	7,200	7,096
Islandsbanki HF, 5.667%, 10/15/08 (Tender 10/16/06) (1)(2)	9,025	9,026
iStar Financial, 4.875%, 1/15/09	3,935	3,880
JPMorgan Chase, 3.125%, 12/11/06	5,565	5,531
Key Bank, 4.412%, 3/18/08	2,400	2,370
Keycorp, 4.70%, 5/21/09	2,015	1,983
Landwirtschaftliche Rentenbank, 3.75%, 6/15/09	4,795	4,641
Marshall & Ilsley Bank, 2.625%, 2/10/07	3,000	2,963
Marshall & Ilsley Bank, 3.80%, 2/8/08	4,795	4,701
Marshall & Ilsley Bank, 4.125%, 9/4/07	2,070	2,045
MassMutual Global Funding II, 3.25%, 6/15/07 (1)	6,170	6,078
Merrill Lynch, 4.71%, 3/2/09 (2)	6,720	6,508
National Rural Utilities, 3.875%, 2/15/08	8,885	8,718
Principal Life Income Funding, 5.20%, 11/15/10	1,800	1,796
Regions Bank, 2.90%, 12/15/06	5,410	5,370
Residential Capital, 6.607%, 4/17/09 (2)	5,135	5,160
Saint Paul Travelers Companies, 5.75%, 3/15/07	2,375	2,378
Simon Property Group, 4.60%, 6/15/10	7,920	7,689
SLM Corporation, 5.29%, 4/1/09 (Tender 9/1/06) (2)	9,600	9,145
SLM Corporation, 5.45%, 2/1/10 (Tender 9/1/06) (2)	130	123
Swedish Export Credit, 2.875%, 1/26/07	5,775	5,718
Travelers Property Casualty, 3.75%, 3/15/08	1,695	1,655
U.S. Bank, 2.87%, 2/1/07	7,000	6,927
Vornado Realty, 4.50%, 8/15/09	3,600	3,500
Wachovia, 5.416%, 7/20/07 (2)	2,880	2,882
Wells Fargo, 4.20%, 1/15/10	9,120	8,849
World Savings Bank, 4.125%, 12/15/09	7,000	6,781
		206,893
Consumer Products & Services 7.9%
Bunge Limited Finance, 4.375%, 12/15/08	5,715	5,562
Comcast Cable Communications, 8.375%, 5/1/07	5,280	5,374
Genentech, 4.40%, 7/15/10	5,575	5,414
General Mills, 3.875%, 11/30/07	7,000	6,871
General Mills, 6.449%, 10/15/06	6,755	6,760
Harrah's Operating, 5.50%, 7/1/10	7,215	7,133
Home Depot, 3.75%, 9/15/09	5,075	4,881
IBM, 2.375%, 11/1/06	5,280	5,255
IBM, 3.80%, 2/1/08	8,165	8,007
Kraft Foods, 4.625%, 11/1/06	4,655	4,648
Kroger, 7.80%, 8/15/07	4,795	4,894
McCormick, 3.35%, 4/15/09	4,795	4,572
McCormick, 5.80%, 7/15/11	3,250	3,299
Medtronic, 4.375%, 9/15/10	6,400	6,192
Merck, 2.50%, 3/30/07	4,510	4,434
Oracle, 5.00%, 1/15/11	13,265	13,061
Sabmiller, 6.20%, 7/1/11 (1)	7,190	7,374
Safeway, 4.125%, 11/1/08	2,780	2,703
Staples, 7.125%, 8/15/07	4,047	4,103
Viacom, 5.75%, 4/30/11 (1)	4,260	4,255
Wellpoint, 5.00%, 1/15/11	4,810	4,729
Whirlpool, 6.125%, 6/15/11	4,725	4,796
		124,317
Energy 1.5%
Amerada Hess, 7.375%, 10/1/09	3,410	3,605
BP Canada Finance B.V., 3.375%, 10/31/07	2,590	2,535
Encana, 4.60%, 8/15/09	5,375	5,261
Pemex Project Funding Master Trust, 6.629%, 6/15/10 (1)(2)	6,720	6,888
Premcor Refunding Group, 6.75%, 2/1/11	4,960	5,168
		23,457
Industrial 3.8%
Alcoa, 4.25%, 8/15/07	2,375	2,351
Caterpillar Financial Services, 4.50%, 9/1/08	6,240	6,145
Centex, 4.55%, 11/1/10	3,330	3,177
D.R. Horton, 4.875%, 1/15/10	3,245	3,138
DaimlerChrysler, 5.918%, 8/3/09 (2)	8,070	8,084
Ford Motor Credit, 6.374%, 3/21/07 (2)	2,155	2,150
Ford Motor Credit, 6.50%, 1/25/07	2,640	2,637
GE Capital, 5.00%, 6/15/07	5,760	5,743
Hutchison Whampoa Finance, 6.95%, 8/1/07 (1)	4,300	4,359
John Deere Capital, 3.90%, 1/15/08	3,840	3,770
Lennar, 6.146%, 3/19/09 (Tender 9/16/06) (2)	3,165	3,164
Lubrizol, 5.875%, 12/1/08	180	181
Nissan Motor Acceptance Corporation, 4.625%, 3/8/10 (1)	5,280	5,124
Praxair, 4.75%, 7/15/07	3,840	3,817
Pulte Homes, 4.875%, 7/15/09	3,240	3,168
Rio Tinto, 2.625%, 9/30/08	3,025	2,869
		59,877
Media & Communications 4.8%
AT&T, 5.612%, 11/14/08 (Tender 11/4/06) (2)	4,510	4,519
BellSouth, 5.53%, 11/15/07 (Tender 11/15/06) (2)	4,995	4,999
Cox Enterprises, 4.375%, 5/1/08 (1)	5,900	5,769
Deutsche Telekom International Finance, 3.875%, 7/22/08	3,840	3,744
France Telecom, 7.75%, 3/1/11 (3)	3,225	3,523
News America Holdings, 7.375%, 10/17/08	5,565	5,781
Sprint Capital, 7.625%, 1/30/11	5,280	5,665
Telecom Italia Capital, 4.00%, 1/15/10	6,720	6,384
Telefonica Emisiones, 5.984%, 6/20/11	6,300	6,394
Telefonos de Mexico, 4.50%, 11/19/08	5,320	5,187
Telus, 7.50%, 6/1/07	4,795	4,859
Time Warner Entertainment, 7.25%, 9/1/08	5,900	6,087
Verizon Global Funding, 7.25%, 12/1/10	4,795	5,125
Verizon Wireless, 5.375%, 12/15/06	7,295	7,293
		75,329
Transportation Services 1.1%
ERAC USA Finance Company, 7.95%, 12/15/09 (1)	6,775	7,254
FedEx, 5.50%, 8/15/09	5,675	5,705
Union Pacific, 5.75%, 10/15/07	3,840	3,855
		16,814
Utilities 5.0%
Alabama Power, 3.50%, 11/15/07	6,720	6,575
Appalachian Power, 5.83%, 6/29/07 (2)	3,215	3,218
CE Electric UK Funding, 6.995%, 12/30/07 (1)	2,275	2,297
Centerpoint Energy, 5.875%, 6/1/08	4,795	4,814
Dominion Resources, 4.125%, 2/15/08	2,880	2,830
Duke Capital, 7.50%, 10/1/09	5,760	6,084
Energy East, 5.75%, 11/15/06	5,520	5,521
Enterprise Products Operations, 4.00%, 10/15/07	3,600	3,542
FirstEnergy, 5.50%, 11/15/06	1,827	1,826
Kinder Morgan Finance, 5.35%, 1/5/11	6,220	5,961
Niagara Mohawk Power, 7.75%, 10/1/08	2,110	2,203
NiSource Finance, 5.968%, 11/23/09 (Tender 11/24/06) (2)	6,240	6,243
Panhandle Eastern Pipeline, 2.75%, 3/15/07	5,758	5,672
Pepco Holdings, 5.50%, 8/15/07	4,795	4,792
PPL Capital Funding, 4.33%, 3/1/09	3,840	3,736
Sempra Energy, 5.863%, 5/21/08 (Tender 11/21/06) (2)	5,230	5,236
Wisconsin Electric Power, 3.50%, 12/1/07	5,400	5,284
WPD Holdings, 6.875%, 12/15/07 (1)	2,590	2,631
		78,465

Total Corporate Bonds (Cost $591,939)		585,152

ASSET-BACKED SECURITIES 16.3%
Aesop Funding II
Series 2003-5A, Class A1
2.78%, 12/20/07 (1)	4,233	4,212
Americredit Automobile Receivable Trust
Series 2006-RM, Class A3
5.53%, 1/6/14	6,500	6,567
BankBoston Home Equity Loan Trust
Series 1998-2, Class A6
6.64%, 12/25/28	3,214	3,229
Bay View Auto Trust
Series 2005-3, Class A4
5.01%, 6/25/14	11,818	11,801
Cabela's Credit Card Trust
Series 2005-1, Class A-1
4.97%, 10/15/13	4,725	4,712
Capital Auto Receivables Asset Trust
Series 2004-1, Class A4
2.64%, 11/17/08	8,645	8,474

Capital Auto Receivables Asset Trust
Series 2004-1, Class CTFS
2.84%, 9/15/10	6,724	6,571

Capital Auto Receivables Asset Trust
Series 2006-1, Class B
5.26%, 10/15/10	2,705	2,696

Capital Auto Receivables Trust
Series 2006-SN1A, Class A4B
5.436%, 3/20/10 (1)(2)	10,300	10,369

Capital Auto Receivables Trust
Series 2006-SN1A, Class B
5.50%, 4/20/10 (1)	1,445	1,447

CenterPoint Energy Transition Bond
Series 2005-A, Class A2
4.97%, 8/1/14	1,600	1,591

Chase Funding Mortgage Loan
Series 2002-4, Class 2A1
5.694%, 10/25/32 (2)	979	981

Chase Funding Mortgage Loan
Series 2003-3, Class 1A6
3.717%, 10/25/14	8,089	7,627

CNH Equipment Trust
Series 2003- B, Class A4B
3.38%, 2/15/11	6,507	6,403

Credit-Based Asset Services & Securitization
Series 2005-CB5, Class AF2
4.831%, 8/25/35 (2)	4,899	4,822

Credit-Based Asset Services & Securitization
Series 2006-CB3, Class AV3
5.494%, 3/25/36 (2)	6,275	6,288

GE Equipment Small Ticket
Series 2005-1A, Class A4
4.51%, 12/22/14 (1)	122	120

GS Auto Loan Trust
Series 2004-1, Class A3
2.13%, 11/15/07	378	377
Harley-Davidson Motorcycle Trust
Series 2003-3, Class A2
2.76%, 5/15/11	3,198	3,136

Harley-Davidson Motorcycle Trust
Series 2003-4, Class A2
2.69%, 4/15/11	3,826	3,737

Hertz Vehicle Finance
Series 2004-1, Class A2
2.38%, 5/25/08 (1)	12,008	11,826

Honda Auto Receivables Owner Trust
Series 2003-5, Class A4
2.96%, 4/20/09	8,765	8,595

Household Affinity Credit Card
Series 2003-1, Class A
5.45%, 2/15/10 (2)	4,803	4,815

HSBC Automotive Trust
Series 2006-2, Class A4
5.67%, 5/17/13	7,600	7,799

Hyundai Auto Receivables Trust
Series 2003-A, Class A4
3.02%, 10/15/10	1,699	1,666

Hyundai Auto Receivables Trust
Series 2006-A, Class A4
5.26%, 11/15/12	5,500	5,477

Illinois Power Special Purpose Trust
Series 1998-1, Class A6
5.54%, 6/25/09	2,332	2,333

John Deere Owner Trust
Series 2005-A, Class A4
4.16%, 5/15/12	2,215	2,168

John Deere Owner Trust
Series 2006-A, Class A4
5.39%, 6/17/13	8,025	8,088

M & I Auto Loan Trust
Series 2005-1, Class A4
4.86%, 3/21/11	6,300	6,272

Marriott Vacation Club Owner Trust
Series 2005-2, Class A
5.25%, 10/20/27 (1)	3,924	3,897
Marriott Vacation Club Owner Trust
Series 2006-1A, Class A
5.737%, 4/20/28 (1)	2,694	2,721

MBNA Master Credit Card Trust
Series 2000-D, Class A
5.53%, 9/15/09 (2)	8,682	8,694

Morgan Stanley ABS Capital I
Series 2006-HE4, Class A3
5.474%, 6/25/36 (2)	4,065	4,075

Navistar Financial Corporation Owner Trust
Series 2003-B, Class A3
5.53%, 4/15/08 (2)	2,973	2,975

New Century Home Equity Loan Trust
Series 2004-4, Class A4
5.604%, 2/25/35 (2)	62	62

Nissan Auto Receivables Owner Trust
Series 2004-A, Class A4
2.76%, 7/15/09	10,270	10,065

Onyx Acceptance Grantor Trust
Series 2005-A, Class A4
3.91%, 9/15/11	11,650	11,262

PP&L Transition Bond Company
Series 1999-1, Class A8
7.15%, 6/25/09	5,043	5,199

Residential Asset Mortgage Products
Series 2003-RZ2, Class A1, CMO
3.60%, 4/25/33 (2)	1,771	1,702

Residential Asset Mortgage Products
Series 2004-RZ3, Class AI2
3.42%, 10/25/27 (2)	416	413

Residential Asset Mortgage Products
Series 2004-RZ4, Class A3
5.724%, 12/25/34 (2)	8,680	8,748

Residential Asset Securities
Series 2005-KS10, Class 1A2
5.574%, 11/25/35 (2)	7,752	7,784

Residential Asset Securities
Series 2006-KS3, Class A13
5.494%, 4/25/36 (2)	3,525	3,532
Sovereign Bank Home Equity Loan Trust
Series 2000-1, Class A6
7.25%, 2/25/15	384	392

Triad Automobile Receivables Owner Trust
Series 2006-B, Class A2
5.36%, 11/12/09	500	500

Triad Automobile Receivables Owner Trust
Series 2006-B, Class A3
5.41%, 8/12/11	5,395	5,425

USAA Auto Owner Trust
Series 2004-1, Class A4
2.67%, 10/15/10	3,130	3,066

USAA Auto Owner Trust
Series 2005-2, Class A4
4.17%, 2/15/11	6,800	6,673

Volkswagen Auto Lease Trust
Series 2005-A, Class A4
3.94%, 10/20/10	117	114

Volkswagen Auto Lease Trust
Series 2006-A, Class A4
5.54%, 4/20/11	8,065	8,130

Wachovia Auto Owner Trust
Series 2006-A, Class A4
5.38%, 3/20/13	7,550	7,592

Total Asset-Backed Securities (Cost $258,186)		257,220

NON-U.S. GOVERNMENT
MORTGAGE-BACKED SECURITIES 7.3%

Banc of America Commercial Mortgage
Series 2003-1, Class A1, CMO
3.878%, 9/11/36	3,986	3,824

Bank of America Mortgage Securities
Series 2003-L, Class 2A2, CMO
4.264%, 1/25/34 (2)	5,639	5,543

Bank of America Mortgage Securities
Series 2004-A, Class 2A2, CMO
4.121%, 2/25/34 (2)	3,225	3,164
Bank of America Mortgage Securities
Series 2004-H, Class 2A2, CMO
4.754%, 9/25/34 (2)	7,394	7,305

Bear Stearns Commercial Mortgage Securities
Series 1998-C1, Class A2, CMO
6.44%, 6/16/30	4,475	4,541

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class A1, CMO
4.498%, 9/15/42	6,573	6,461

Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A1, CMO
5.546%, 9/11/38	7,371	7,396

Citigroup Mortgage Loan Trust
Series 2006-AR1, Class 2A1
4.70%, 3/25/36 (2)	8,803	8,639

Citigroup Mortgage Loan Trust
Series 2006-AR2, Class 1AB
5.591%, 3/25/36	1,993	2,005

Credit Suisse First Boston Mortgage Securities
Series 2005-C1, Class A2, CMO
4.609%, 2/15/38	6,724	6,587

DLJ Commercial Mortgage
Series 1999-CG2, Class A1B, CMO
7.30%, 6/10/32	5,571	5,817

GE Capital Commercial Mortgage
Series 2005-C4, Class A1, CMO
5.082%, 11/10/45	3,932	3,917

Greenwich Capital Commercial Funding
Series 2004-GG1A, Class A2, CMO
3.835%, 6/10/36	1,873	1,851

GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1
4.56%, 9/25/35 (2)	4,518	4,431

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4, Class A1,CMO
4.613%, 10/15/42	1,855	1,829

LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A1, CMO
3.636%, 11/15/27	5,988	5,815
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A1, CMO
5.018%, 2/15/31	9,826	9,786

Morgan Stanley Capital I
Series 2006-T23, Class A1, CMO
5.682%, 8/12/41	8,035	8,112

Morgan Stanley Dean Witter Capital
Series 2002-TOP7, Class A1, CMO
5.38%, 1/15/39	3,008	3,005

Ryland-Mercury Savings Trust
Series 1998-MS2, Class A
4.836%, 10/15/18 (2)	14	14

Washington Mutual Mortgage Securities
Series 2004-AR1, Class A, CMO
4.229%, 3/25/34 (2)	4,334	4,244

Washington Mutual Mortgage Securities
Series 2005-4, Class CB1, CMO
5.50%, 6/25/35 (2)	415	416

Washington Mutual Mortgage Securities
Series 2005-AR3, Class A2, CMO
4.642%, 3/25/35 (2)	2,989	2,925

Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2, Class 2A2, CMO
4.548%, 3/25/35 (2)	3,100	3,053

Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2, Class 3A1, CMO
4.941%, 3/25/35 (2)	3,856	3,794

Total Non-U.S. Government Mortgage-Backed Securities (Cost $116,254)		114,474

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 18.3%

U.S. Government Agency Obligations (4) 18.0%

Federal Home Loan Mortgage
4.50%, 10/1/07	3,237	3,209

5.00%, 10/1/18 - 11/1/18	16,604	16,305

6.00%, 11/1/11 - 8/1/21	22,414	22,652

Federal Home Loan Mortgage, ARM
3.046%, 10/1/33	127	128
3.873%, 2/1/34	570	566
4.196%, 2/1/33	197	194
4.715%, 8/1/35	4,052	3,932
5.061%, 11/1/35	2,019	1,988
5.428%, 1/1/36	1,049	1,034
Federal Home Loan Mortgage, CMO
2.37%, 12/15/09	3,921	3,796
3.32%, 12/15/11	2,881	2,741
4.00%, 1/15/22 - 12/15/22	8,837	8,697
5.00%, 1/15/19 - 1/15/28	37,463	37,022
6.00%, 9/15/13 - 1/15/30	50,855	51,788
6.50%, 8/15/23 - 8/15/30	14,097	14,479
Federal Home Loan Mortgage, CMO, IO
4.50%, 5/15/16-4/15/18	4,902	587
Federal Home Loan Mortgage, PTC, 10.75%, 12/1/09	14	15
Federal National Mortgage Assn.
4.50%, 5/1/18 - 5/1/19	16,280	15,683
5.00%, 1/1/09 - 5/1/21	22,500	22,069
5.50%, 5/1/16 - 12/1/34	11,039	11,001
5.82%, 2/1/09	487	490
Federal National Mortgage Assn., ARM
3.815%, 10/1/33	9,495	9,445
3.923%, 1/1/35	750	734
3.953%, 2/1/33	229	225
4.42%, 7/1/34	345	341
4.625%, 11/1/17	22	22
4.662%, 9/1/35	7,507	7,289
5.009%, 12/1/16 - 8/1/20	6	6
5.02%, 3/1/19	3	3
5.103%, 7/1/33	194	194
5.107%, 3/1/20	15	15
5.13%, 3/1/18	4	3
5.134%, 10/1/17 - 7/1/27	126	127
5.177%, 5/1/24	17	18
5.323%, 12/1/35	1,742	1,719
5.34%, 5/1/17 - 11/1/20	83	82
5.365%, 12/1/35	2,137	2,133
5.375%, 6/1/18 - 7/1/18	20	20
5.438%, 1/1/19	78	80
5.522%, 12/1/35	3,164	3,154
5.678%, 1/1/36	2,068	2,060
5.698%, 12/1/35	1,057	1,053
Federal National Mortgage Assn., CMO
3.50%, 4/25/13	8,851	8,661
4.00%, 5/25/16	4,416	4,290
5.00%, 1/25/20	6,364	6,257
5.50%, 11/25/13 - 5/25/27	17,429	17,411
5.61%, 1/25/32 (2)	108	106
6.00%, 6/25/16	28	28
9.00%, 1/25/08	229	231
Federal National Mortgage Assn., TBA, 6.00%, 1/1/19	117	118
		284,201
U.S. Government Obligations 0.3%
Government National Mortgage Assn.
6.00%, 7/15/17	1,758	1,792
7.00%, 9/15/12 - 12/15/13	1,525	1,566
8.00%, 5/15/07	8	8
9.50%, 8/15/09	1	1
10.00%, 11/15/09 - 10/20/20	32	35
10.50%, 11/15/15	12	13
11.00%, 4/20/14	2	2
11.25%, 7/15/13	22	25
11.50%, 3/15/10 - 12/15/15	199	216
11.75%, 8/15/13 - 9/15/13	81	88
Government National Mortgage Assn., CMO, 4.287%, 1/16/30	291	285
		4,031

Total U.S. Government & Agency Mortgage-Backed Securities (Cost $292,080)		288,232
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 16.5%
U.S. Government Agency Obligations (4) 11.1%
Federal Agriculture Mortgage, 4.25%, 7/29/08	237	233
Federal Farm Credit Bank, 1.875%, 1/16/07	28,960	28,598
Federal Home Loan Bank, 3.875%, 1/15/10	16,500	15,953
Federal Home Loan Mortgage, 2.75%, 10/15/06	1,220	1,216
Federal Home Loan Mortgage, 3.55%, 11/15/07	10,000	9,809
Federal Home Loan Mortgage, 4.00%, 12/15/09	19,210	18,642
Federal Home Loan Mortgage, 4.25%, 7/15/09	16,500	16,183
Federal Home Loan Mortgage, 4.625%, 2/21/08	4,315	4,285
Federal Home Loan Mortgage, 4.78%, 10/27/31 (2)	103	104
Federal Home Loan Mortgage, 5.125%, 4/18/08	538	538
Federal Home Loan Mortgage, 5.50%, 4/24/09	2,142	2,143
Federal National Mortgage Assn., 3.25%, 8/15/08	13,618	13,166
Federal National Mortgage Assn., 3.29%, 11/30/06	786	782
Federal National Mortgage Assn., 3.31%, 1/26/07	1,588	1,576
Federal National Mortgage Assn., 3.53%, 10/19/07	1,204	1,182
Federal National Mortgage Assn., 4.25%, 7/15/07	226	225
Federal National Mortgage Assn., 5.10%, 12/29/08	1,665	1,660
Federal National Mortgage Assn., 5.25%, 12/3/07	30,000	30,025
Federal National Mortgage Assn., 5.25%, 1/15/09	530	534
Federal National Mortgage Assn., 5.307%, 2/17/09 (2)	11,620	11,337
Federal National Mortgage Assn., 6.375%, 6/15/09	16,500	17,085
		175,276
U.S. Treasury Obligations 5.4%
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/13	12,378	12,072
U.S. Treasury Inflation-Indexed Notes, 3.625%, 1/15/08	12,182	12,336
U.S. Treasury Notes, 2.625%, 3/15/09	15,000	14,257
U.S. Treasury Notes, 3.375%, 11/15/08	15,000	14,569
U.S. Treasury Notes, 3.50%, 5/31/07	10,565	10,445
U.S. Treasury Notes, 3.875%, 9/15/10	654	634
U.S. Treasury Notes, 4.125%, 8/15/08	463	458
U.S. Treasury Notes, 4.25%, 11/30/07	562	557
U.S. Treasury Notes, 4.25%, 11/15/13	3,940	3,825
U.S. Treasury Notes, 4.375%, 1/31/08	560	556
U.S. Treasury Notes, 4.50%, 2/15/09	15,000	14,913
U.S. Treasury Notes, 4.625%, 3/31/08	329	328
		84,950

Total U.S. Government Agency Obligations
(Excluding Mortgage-Backed) (Cost $261,576)		260,226

FOREIGN GOVERNMENT OBLIGATIONS
& MUNICIPALITIES 1.4%
United Mexican States, 8.00%, 12/28/06 (MXN)	56,625	5,203
United Mexican States, 8.00%, 12/24/08 (MXN)	58,710	5,431
United Mexican States, 8.00%, 12/19/13 (MXN)	132,950	12,079
Total Foreign Government Obligations & Municipalities (Cost $22,025)		22,713
SHORT-TERM INVESTMENTS 2.8%
Money Market Funds 2.8%
T. Rowe Price Reserve Investment Fund, 5.37% (5)(6)	43,743	43,743
Total Short-Term Investments (Cost $43,743)		43,743
Total Investments in Securities
99.8% of Net Assets (Cost $1,585,803)		$1,571,760

†	Denominated in U.S. dollars unless otherwise noted
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$119,406 and represents 7.6% of net assets.
(2)	Variable Rate; rate shown is effective rate at period-end
(3)	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
(4)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(5)	Seven-day yield
(6)	Affiliated company - see Note 4
ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
IO	Interest Only security for which the fund receives interest on notional principal(par)
MXN	Mexican Peso
PTC	Pass-Through Certificate
TBA	To Be Announced purchase commitment; TBAs totaled $118 (0.0% of net assets)
at period end; see Note 2.
USD	U.S. Dollar

Open Forward Currency Exchange Contracts at August 31, 2006 were as follows:
(Amounts in 000s)

						Unrealized
Counterparty	Settlement	Receive		Deliver		Gain (Loss)
ABN Amro	4/10/06	USD	22,778	MXN	248,335	$107

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Short-Term Bond Fund
Unaudited	August 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Short-Term Bond Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Forward Currency Exchange Contracts

The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

TBA Purchase Commitments

The fund may enter into to be announced (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted "good delivery" standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Dollar Rolls

The fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously purchases a similar, but not identical, TBA with the same issuer, rate, and terms. The fund may execute a "roll" to obtain better underlying mortgage securities or to enhance returns. The fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, but may close a contract prior to settlement or "roll" settlement to a later date if deemed in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated.

NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2006, the cost of investments for federal income tax purposes was $1,585,803,000. Net unrealized loss aggregated $13,940,000 at period-end, of which $5,928,000 related to appreciated investments and $19,868,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended August 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $1,760,000, and the value of shares of the T. Rowe Price Reserve Funds held at August 31, 2006, and May 31, 2006, was $43,743,000 and $166,043,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Short-Term Bond Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	October 23, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	October 23, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	October 23, 2006